Note 3 - Business Combination - Weighted Average Assumptions (Details)	Dec. 31, 2022	Apr. 15, 2022	Feb. 18, 2022	Dec. 31, 2021	Jul. 01, 2021
Measurement Input, Expected Term [Member]
Expected life (in years)	5.50			6.50	7.00
Measurement Input, Expected Term [Member] | I-Access Solutions Pte. Ltd. [Member]
Expected life (in years)		1.93	2.08
Measurement Input, Price Volatility [Member]
Expected life (in years)	0.5500			0.4000	0.4000
Measurement Input, Price Volatility [Member] | I-Access Solutions Pte. Ltd. [Member]
Expected life (in years)		0.50	0.50
Measurement Input, Risk Free Interest Rate [Member] | I-Access Solutions Pte. Ltd. [Member]
Expected life (in years)		0.0183	0.0123
Measurement Input, Expected Dividend Rate [Member] | I-Access Solutions Pte. Ltd. [Member]
Expected life (in years)		0	0